ENTITY-WIDE DISCLOSURES - Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 1,073,226	$ 793,298
Property, plant and equipment	160,756,328	32,668,158
Right-of-use assets	60,508,354	60,902,362	$ 7,498,724
Intangible assets	151,364,023	81,899,830
Contract asset	13,211,006	14,113,415
Non-current assets	386,912,937	190,377,063
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	708,440	793,298
Property, plant and equipment	81,602,840	18,035,651
Right-of-use assets	10,836,851	7,446,976
Intangible assets	144,213,010	76,127,010
Contract asset	13,211,006	14,113,415
Non-current assets	250,572,147	116,516,350
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	364,786	0
Property, plant and equipment	79,153,488	14,632,507
Right-of-use assets	49,671,503	53,455,386
Intangible assets	7,151,013	5,772,820
Contract asset	0	0
Non-current assets	$ 136,340,790	$ 73,860,713